Derivative Instruments Disclosures (Details 2) (Not Designated as Hedging Instrument, USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Derivative Instruments, Gain (Loss) [Line Items]
Net realized gain (loss), Future contracts	$ 1,030,461	$ (1,246,030)	$ 1,190,610	$ 1,095,414	$ 1,992,482	$ (6,130,328)
Net realized gain (loss), Forward contracts	(50,153)	(96,342)	7,371	(436,130)	(358,113)	(479,865)
Net change in unrealized loss, Future contracts	(208,964)	(734,513)	(864,727)	(1,234,899)	189,664	(207,889)
Net change in unrealized loss, forward contracts	(137,378)	127,622	(134,945)	26,430	(42,771)	29,307
Net realized gain (loss)	980,308	(1,342,372)	1,197,981	659,284	1,634,369	(6,610,193)
Net change in unrealized loss	(346,342)	(606,891)	(999,672)	(1,208,469)	146,893	(178,582)
Agricultural commodities
Derivative Instruments, Gain (Loss) [Line Items]
Net realized gain (loss), Future contracts	226,422	(128,869)	791,522	184,558	(1,109)	(1,022,728)
Net change in unrealized loss, Future contracts	(209,843)	85,363	(293,974)	(205,484)	(101,906)	520,151
Currencies
Derivative Instruments, Gain (Loss) [Line Items]
Net realized gain (loss), Future contracts	388,149	(736,411)	193,650	(359,201)	44,526	(683,922)
Net change in unrealized loss, Future contracts	106,055	80,656	(72,390)	(272,083)	(93,086)	(145,943)
Energy
Derivative Instruments, Gain (Loss) [Line Items]
Net realized gain (loss), Future contracts	(254,743)	(324,704)	(393,140)	(1,659,535)	(1,837,757)	(770,805)
Net change in unrealized loss, Future contracts	143,377	(34,823)	109,085	(89,762)	(18,885)	(194,719)
Equity indices
Derivative Instruments, Gain (Loss) [Line Items]
Net realized gain (loss), Future contracts	220,461	320,440	(120,488)	2,683,849	3,692,773	(2,531,797)
Net change in unrealized loss, Future contracts	(234,289)	(49,820)	(769,398)	(582,161)	239,702	185,563
Interest rate instruments
Derivative Instruments, Gain (Loss) [Line Items]
Net realized gain (loss), Future contracts	422,887	(175,133)	992,751	(1,485,211)	(1,328,145)	1,347,221
Net change in unrealized loss, Future contracts	(245,876)	123,262	55,098	29,104	(6,719)	(597,154)
Metals
Derivative Instruments, Gain (Loss) [Line Items]
Net realized gain (loss), Future contracts	27,285	(201,353)	(273,685)	1,730,950	1,422,194	(2,468,297)
Net change in unrealized loss, Future contracts	$ 231,612	$ (939,151)	$ 106,852	$ (114,513)	$ 170,558	$ 24,213